American Century Investments®
Quarterly Portfolio Holdings
High Income Fund
June 30, 2022

High Income - Schedule of Investments
JUNE 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 94.3%
Aerospace and Defense — 1.9%
Bombardier, Inc., 7.50%, 12/1/24(1)	2,844,000	2,677,199
Bombardier, Inc., 7.50%, 3/15/25(1)	956,000	866,595
Bombardier, Inc., 7.125%, 6/15/26(1)	200,000	165,540
Bombardier, Inc., 7.875%, 4/15/27(1)	2,225,000	1,858,008
Bombardier, Inc., 6.00%, 2/15/28(1)	575,000	431,796
BWX Technologies, Inc., 4.125%, 4/15/29(1)	975,000	857,215
Howmet Aerospace, Inc., 5.125%, 10/1/24	1,850,000	1,837,170
Howmet Aerospace, Inc., 5.90%, 2/1/27	520,000	513,042
Howmet Aerospace, Inc., 5.95%, 2/1/37	3,075,000	2,904,922
Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	725,000	671,894
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)	1,500,000	1,397,378
Spirit AeroSystems, Inc., 4.60%, 6/15/28	1,425,000	1,054,422
TransDigm, Inc., 8.00%, 12/15/25(1)	275,000	278,629
TransDigm, Inc., 6.25%, 3/15/26(1)	350,000	338,461
TransDigm, Inc., 6.375%, 6/15/26	1,100,000	1,030,700
TransDigm, Inc., 7.50%, 3/15/27	1,448,000	1,367,839
TransDigm, Inc., 5.50%, 11/15/27	11,425,000	9,730,558
TransDigm, Inc., 4.625%, 1/15/29	2,100,000	1,695,424
TransDigm, Inc., 4.875%, 5/1/29	2,600,000	2,121,002
Triumph Group, Inc., 8.875%, 6/1/24(1)	524,000	528,491
Triumph Group, Inc., 6.25%, 9/15/24(1)	400,000	357,308
		32,683,593
Air Freight and Logistics — 0.2%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	1,250,000	1,141,838
Western Global Airlines LLC, 10.375%, 8/15/25(1)	1,450,000	1,397,749
		2,539,587
Airlines — 0.8%
American Airlines, Inc., 11.75%, 7/15/25(1)	2,200,000	2,284,304
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,275,000	1,175,933
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	2,300,000	1,971,491
Delta Air Lines, Inc., 7.375%, 1/15/26	675,000	675,739
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	1,100,000	1,069,872
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	100,000	94,539
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	2,000,000	1,797,350
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)	765,000	786,519
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/29	677,473	666,837
United Airlines, Inc., 4.375%, 4/15/26(1)	825,000	729,894
United Airlines, Inc., 4.625%, 4/15/29(1)	1,775,000	1,511,759
Virgin Australia Holdings Pty Ltd., 8.125%, 11/15/24(1)(2)(3)	475,000	23,750
		12,787,987
Auto Components — 1.4%
Clarios Global LP, 6.75%, 5/15/25(1)	918,000	910,555
Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27(1)	350,000	338,993
Cooper-Standard Automotive, Inc., 13.00%, 6/1/24(1)	900,000	901,355
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(1)	1,300,000	1,124,773
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)	3,300,000	2,441,175
Goodyear Tire & Rubber Co., 9.50%, 5/31/25	3,210,000	3,326,129
Goodyear Tire & Rubber Co., 5.00%, 5/31/26	1,075,000	991,580

Goodyear Tire & Rubber Co., 5.00%, 7/15/29	3,500,000	2,903,485
Goodyear Tire & Rubber Co., 5.25%, 7/15/31	3,475,000	2,798,539
Goodyear Tire & Rubber Co., 5.625%, 4/30/33	525,000	421,281
Patrick Industries, Inc., 7.50%, 10/15/27(1)	1,743,000	1,615,534
Patrick Industries, Inc., 4.75%, 5/1/29(1)	1,850,000	1,379,526
Tenneco, Inc., 5.00%, 7/15/26	375,000	351,313
Tenneco, Inc., 7.875%, 1/15/29(1)	2,825,000	2,735,148
Wheel Pros, Inc., 6.50%, 5/15/29(1)	1,600,000	1,132,872
		23,372,258
Automobiles — 2.4%
Ford Motor Co., 9.00%, 4/22/25	6,425,000	6,902,859
Ford Motor Co., 3.25%, 2/12/32	1,025,000	770,159
Ford Motor Co., 4.75%, 1/15/43	109,000	77,994
Ford Motor Co., 5.29%, 12/8/46	2,175,000	1,674,315
Ford Motor Credit Co. LLC, 3.37%, 11/17/23	600,000	585,600
Ford Motor Credit Co. LLC, 5.58%, 3/18/24	1,300,000	1,295,944
Ford Motor Credit Co. LLC, 4.69%, 6/9/25	1,400,000	1,326,132
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	2,900,000	2,775,416
Ford Motor Credit Co. LLC, 4.13%, 8/4/25	1,200,000	1,139,988
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	600,000	542,172
Ford Motor Credit Co. LLC, 4.54%, 8/1/26	1,200,000	1,100,173
Ford Motor Credit Co. LLC, 2.70%, 8/10/26	1,400,000	1,194,760
Ford Motor Credit Co. LLC, 4.27%, 1/9/27	800,000	719,089
Ford Motor Credit Co. LLC, 3.82%, 11/2/27	800,000	681,588
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	7,775,000	6,986,646
Ford Motor Credit Co. LLC, 4.00%, 11/13/30	1,900,000	1,543,313
Ford Motor Credit Co. LLC, 3.625%, 6/17/31	1,100,000	856,064
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25(1)	2,400,000	2,226,000
Jaguar Land Rover Automotive PLC, 5.875%, 1/15/28(1)	1,800,000	1,377,270
Jaguar Land Rover Automotive PLC, 5.50%, 7/15/29(1)	1,400,000	1,016,974
Mclaren Finance PLC, 7.50%, 8/1/26(1)	1,400,000	1,044,106
PM General Purchaser LLC, 9.50%, 10/1/28(1)	1,275,000	1,031,813
Thor Industries, Inc., 4.00%, 10/15/29(1)	925,000	733,756
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	2,200,000	2,018,500
		39,620,631
Banks — 0.1%
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	1,000,000	809,001
Beverages — 0.2%
Primo Water Holdings, Inc., 4.375%, 4/30/29(1)	1,975,000	1,616,271
Triton Water Holdings, Inc., 6.25%, 4/1/29(1)	2,100,000	1,494,486
		3,110,757
Biotechnology — 0.1%
Grifols Escrow Issuer SA, 4.75%, 10/15/28(1)	1,125,000	977,130
Building Products — 1.1%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(1)	450,000	415,580
Advanced Drainage Systems, Inc., 6.375%, 6/15/30(1)	675,000	660,342
APi Group DE, Inc., 4.125%, 7/15/29(1)	2,175,000	1,730,463
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	850,000	721,416
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	5,250,000	4,006,196
Builders FirstSource, Inc., 6.375%, 6/15/32(1)	2,300,000	2,057,752
Cornerstone Building Brands, Inc., 6.125%, 1/15/29(1)	875,000	563,157
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)	1,075,000	777,859
Griffon Corp., 5.75%, 3/1/28	2,850,000	2,595,096
Jeld-Wen, Inc., 6.25%, 5/15/25(1)	1,025,000	985,855
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	750,000	638,468

MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 2/1/30(1)	775,000	624,633
Oscar AcquisitionCo. LLC / Oscar Finance, Inc., 9.50%, 4/15/30(1)	1,250,000	992,864
PGT Innovations, Inc., 4.375%, 10/1/29(1)	1,525,000	1,204,529
Standard Industries, Inc., 4.375%, 7/15/30(1)	1,550,000	1,225,407
		19,199,617
Capital Markets — 1.9%
AG Issuer LLC, 6.25%, 3/1/28(1)	2,775,000	2,425,550
Coinbase Global, Inc., 3.625%, 10/1/31(1)	425,000	239,917
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	1,775,000	1,468,200
Compass Group Diversified Holdings LLC, 5.00%, 1/15/32(1)	1,025,000	794,334
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/24	3,954,000	3,701,623
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25	1,575,000	1,491,769
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26	4,800,000	4,503,312
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	5,067,000	4,499,471
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.375%, 2/1/29	1,525,000	1,235,357
Iliad Holding SASU, 6.50%, 10/15/26(1)	1,400,000	1,262,478
Iliad Holding SASU, 7.00%, 10/15/28(1)	600,000	522,870
Jane Street Group / JSG Finance, Inc., 4.50%, 11/15/29(1)	1,825,000	1,627,544
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	3,600,000	2,750,346
MSCI, Inc., 4.00%, 11/15/29(1)	725,000	644,373
MSCI, Inc., 3.625%, 11/1/31(1)	1,750,000	1,443,930
NFP Corp., 4.875%, 8/15/28(1)	775,000	664,935
NFP Corp., 6.875%, 8/15/28(1)	2,700,000	2,235,222
		31,511,231
Chemicals — 2.2%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(1)	200,000	159,960
ASP Unifrax Holdings, Inc., 7.50%, 9/30/29(1)	375,000	260,990
Avient Corp., 5.75%, 5/15/25(1)	1,275,000	1,224,178
Chemours Co., 4.625%, 11/15/29(1)	400,000	315,296
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	250,000	230,689
Cornerstone Chemical Co., 6.75%, 8/15/24(1)	750,000	671,044
Diamond BC BV, 4.625%, 10/1/29(1)	550,000	440,597
FXI Holdings, Inc., 7.875%, 11/1/24(1)	839,000	729,389
FXI Holdings, Inc., 12.25%, 11/15/26(1)	1,620,000	1,444,845
Herens Holdco Sarl, 4.75%, 5/15/28(1)	1,400,000	1,165,227
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 7/1/28(1)	525,000	415,435
Innophos Holdings, Inc., 9.375%, 2/15/28(1)	1,375,000	1,254,660
Iris Holdings, Inc., 8.75% Cash or 9.50% PIK, 2/15/26(1)(4)	1,600,000	1,282,488
LSB Industries, Inc., 6.25%, 10/15/28(1)	1,025,000	906,059
Methanex Corp., 5.125%, 10/15/27	750,000	663,139
Minerals Technologies, Inc., 5.00%, 7/1/28(1)	1,075,000	937,180
NOVA Chemicals Corp., 5.00%, 5/1/25(1)	100,000	91,578
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	1,600,000	1,376,480
NOVA Chemicals Corp., 4.25%, 5/15/29(1)	725,000	567,795
OCI NV, 4.625%, 10/15/25(1)	628,000	607,317
Olin Corp., 5.625%, 8/1/29	3,150,000	2,812,225
Olympus Water US Holding Corp., 6.25%, 10/1/29(1)	425,000	295,906
Polar US Borrower LLC / Schenectady International Group, Inc., 6.75%, 5/15/26(1)	1,325,000	927,242
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	2,400,000	1,999,644
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	1,925,000	1,523,608
SCIL IV LLC / SCIL USA Holdings LLC, 5.375%, 11/1/26(1)	1,650,000	1,322,665
Scotts Miracle-Gro Co., 4.00%, 4/1/31	2,975,000	2,229,599
SPCM SA, 3.125%, 3/15/27(1)	1,275,000	1,075,679
TPC Group, Inc., 10.50%, 8/1/24(1)(2)(3)	550,000	302,555
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	1,816,000	1,549,329

Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 4/1/29(1)	3,250,000	2,328,999
Tronox, Inc., 4.625%, 3/15/29(1)	2,550,000	2,055,925
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	1,575,000	1,372,597
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	3,400,000	2,511,750
		37,052,069
Commercial Services and Supplies — 2.2%
ADT Security Corp., 4.125%, 8/1/29(1)	1,600,000	1,303,008
ADT Security Corp., 4.875%, 7/15/32(1)	850,000	678,309
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)	2,675,000	2,459,850
Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.75%, 7/15/27(1)	3,625,000	3,077,824
Allied Universal Holdco LLC / Allied Universal Finance Corp., 4.625%, 6/1/28(1)	900,000	729,739
Allied Universal Holdco LLC / Allied Universal Finance Corp., 4.625%, 6/1/28(1)	2,200,000	1,820,770
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.00%, 6/1/29(1)	2,872,000	2,094,066
APi Escrow Corp., 4.75%, 10/15/29(1)	1,000,000	808,890
APX Group, Inc., 5.75%, 7/15/29(1)	575,000	446,140
Covanta Holding Corp., 5.00%, 9/1/30	1,200,000	982,170
Garda World Security Corp., 4.625%, 2/15/27(1)	600,000	516,984
Garda World Security Corp., 6.00%, 6/1/29(1)	3,600,000	2,772,936
GEO Group, Inc., 6.00%, 4/15/26	125,000	102,016
IAA, Inc., 5.50%, 6/15/27(1)	925,000	862,849
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	1,725,000	1,643,847
Madison IAQ LLC, 4.125%, 6/30/28(1)	900,000	744,690
Madison IAQ LLC, 5.875%, 6/30/29(1)	1,125,000	864,984
Matthews International Corp., 5.25%, 12/1/25(1)	700,000	647,546
Metis Merger Sub LLC, 6.50%, 5/15/29(1)	2,425,000	1,930,972
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/1/22(1)(2)(3)	5,150,000	5,845,250
Nielsen Co. Luxembourg Sarl, 5.00%, 2/1/25(1)	350,000	342,606
Nielsen Finance LLC / Nielsen Finance Co., 5.625%, 10/1/28(1)	2,074,000	1,932,045
Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/1/30(1)	675,000	621,000
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	425,000	416,207
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/27(1)	1,825,000	1,509,038
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 1/15/28(1)	575,000	482,583
Sotheby's/Bidfair Holdings, Inc., 5.875%, 6/1/29(1)	800,000	687,835
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	1,100,000	1,038,626
		37,362,780
Communications Equipment — 0.7%
Ciena Corp., 4.00%, 1/31/30(1)	1,250,000	1,080,394
CommScope Technologies LLC, 6.00%, 6/15/25(1)	2,511,000	2,176,874
CommScope Technologies LLC, 5.00%, 3/15/27(1)	535,000	396,257
CommScope, Inc., 6.00%, 3/1/26(1)	2,350,000	2,169,085
CommScope, Inc., 8.25%, 3/1/27(1)	425,000	337,021
CommScope, Inc., 7.125%, 7/1/28(1)	1,275,000	970,912
CommScope, Inc., 4.75%, 9/1/29(1)	825,000	667,837
Nokia of America Corp., 6.45%, 3/15/29	3,756,000	3,613,479
		11,411,859
Construction and Engineering — 0.4%
Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	425,000	318,586
Howard Midstream Energy Partners LLC, 6.75%, 1/15/27(1)	1,375,000	1,186,713
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	2,050,000	1,688,144
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/28(1)	2,800,000	2,397,668
Weekley Homes LLC / Weekley Finance Corp., 4.875%, 9/15/28(1)	2,025,000	1,602,169
		7,193,280
Construction Materials — 0.7%
Cemex SAB de CV, 5.45%, 11/19/29(1)	3,400,000	3,029,230
Cemex SAB de CV, 5.20%, 9/17/30(1)	1,200,000	1,029,702

Cemex SAB de CV, 3.875%, 7/11/31(1)	2,400,000	1,806,564
Cemex SAB de CV, VRN, 5.125%(1)(5)	1,425,000	1,213,608
SRM Escrow Issuer LLC, 6.00%, 11/1/28(1)	3,225,000	2,734,768
Summit Materials LLC / Summit Materials Finance Corp., 6.50%, 3/15/27(1)	875,000	845,377
Summit Materials LLC / Summit Materials Finance Corp., 5.25%, 1/15/29(1)	1,725,000	1,508,116
		12,167,365
Consumer Finance — 2.1%
Acuris Finance US, Inc./Acuris Finance Sarl, 5.00%, 5/1/28(1)	1,075,000	894,217
FirstCash, Inc., 4.625%, 9/1/28(1)	1,625,000	1,405,495
FirstCash, Inc., 5.625%, 1/1/30(1)	975,000	843,492
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)(4)	5,987,445	4,551,985
LFS Topco LLC, 5.875%, 10/15/26(1)	775,000	613,382
Navient Corp., 5.50%, 1/25/23	280,000	278,076
Navient Corp., 7.25%, 9/25/23	165,000	163,535
Navient Corp., 6.125%, 3/25/24	1,260,000	1,197,000
Navient Corp., 5.875%, 10/25/24	4,130,000	3,803,345
Navient Corp., 6.75%, 6/25/25	4,575,000	4,135,617
Navient Corp., 6.75%, 6/15/26	1,575,000	1,396,182
Navient Corp., 5.00%, 3/15/27	300,000	247,193
Navient Corp., 5.50%, 3/15/29	3,175,000	2,452,834
OneMain Finance Corp., 8.25%, 10/1/23	325,000	326,511
OneMain Finance Corp., 6.125%, 3/15/24	212,000	202,980
OneMain Finance Corp., 6.875%, 3/15/25	592,000	562,264
OneMain Finance Corp., 7.125%, 3/15/26	3,350,000	3,104,010
OneMain Finance Corp., 6.625%, 1/15/28	1,840,000	1,647,803
OneMain Finance Corp., 5.375%, 11/15/29	750,000	609,176
PROG Holdings, Inc., 6.00%, 11/15/29(1)	1,200,000	908,958
SLM Corp., 3.125%, 11/2/26	2,700,000	2,183,922
VistaJet Malta Finance PLC / XO Management Holding, Inc., 7.875%, 5/1/27(1)	1,675,000	1,480,926
VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.375%, 2/1/30(1)	1,400,000	1,123,696
World Acceptance Corp., 7.00%, 11/1/26(1)	1,450,000	1,038,853
		35,171,452
Containers and Packaging — 1.0%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)(4)	4,052,586	3,012,611
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 6.00%, 6/15/27(1)	1,000,000	991,505
Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)	225,000	211,740
Intelligent Packaging Holdco Issuer LP, 9.00% Cash or 9.75% PIK, 1/15/26(1)(4)	925,000	823,529
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(1)	1,650,000	1,369,995
LABL, Inc., 5.875%, 11/1/28(1)	600,000	485,581
LABL, Inc., 8.25%, 11/1/29(1)	1,500,000	1,135,312
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	490,000	468,930
OI European Group BV, 4.75%, 2/15/30(1)	1,975,000	1,656,650
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	477,000	472,848
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	325,000	310,549
Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27(1)	356,000	332,718
Sealed Air Corp., 4.00%, 12/1/27(1)	514,000	464,409
Sealed Air Corp., 5.00%, 4/15/29(1)	800,000	749,088
Trident TPI Holdings, Inc., 9.25%, 8/1/24(1)	1,000,000	916,295
Trident TPI Holdings, Inc., 6.625%, 11/1/25(1)	500,000	459,858
TriMas Corp., 4.125%, 4/15/29(1)	2,050,000	1,753,949
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	1,800,000	1,705,212
		17,320,779

Distributors — 0.5%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	600,000	515,043
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	2,900,000	2,364,892
Performance Food Group, Inc., 5.50%, 10/15/27(1)	850,000	788,375
Performance Food Group, Inc., 4.25%, 8/1/29(1)	1,700,000	1,422,866
Resideo Funding, Inc., 4.00%, 9/1/29(1)	825,000	645,298
Univar Solutions USA, Inc., 5.125%, 12/1/27(1)	1,925,000	1,795,265
		7,531,739
Diversified Consumer Services — 0.5%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	1,733,000	1,549,761
Carriage Services, Inc., 4.25%, 5/15/29(1)	1,325,000	1,079,563
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.125%, 7/31/26(1)	750,000	708,610
Graham Holdings Co., 5.75%, 6/1/26(1)	1,275,000	1,265,380
Service Corp. International, 4.00%, 5/15/31	2,575,000	2,203,788
Sotheby's, 7.375%, 10/15/27(1)	1,200,000	1,113,778
		7,920,880
Diversified Financial Services — 0.8%
Burford Capital Global Finance LLC, 6.25%, 4/15/28(1)	1,000,000	876,220
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 5.00%, 8/15/28(1)	800,000	660,248
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	1,754,000	1,537,872
Kinetik Holdings LP, 5.875%, 6/15/30(1)	1,425,000	1,359,992
Midcap Financial Issuer Trust, 6.50%, 5/1/28(1)	1,200,000	1,035,438
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	1,000,000	781,875
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)	600,000	535,694
MPH Acquisition Holdings LLC, 5.75%, 11/1/28(1)	1,475,000	1,225,290
Paysafe Finance PLC / Paysafe Holdings US Corp., 4.00%, 6/15/29(1)	1,475,000	1,065,359
Sabre GLBL, Inc., 9.25%, 4/15/25(1)	1,475,000	1,424,149
Sabre GLBL, Inc., 7.375%, 9/1/25(1)	750,000	697,091
Scientific Games Holdings LP / Scientific Games US FinCo, Inc., 6.625%, 3/1/30(1)	525,000	447,074
Verscend Escrow Corp., 9.75%, 8/15/26(1)	1,350,000	1,316,601
		12,962,903
Diversified Telecommunication Services — 3.1%
Altice France Holding SA, 10.50%, 5/15/27(1)	4,550,000	3,826,823
Altice France Holding SA, 6.00%, 2/15/28(1)	4,350,000	3,095,699
Altice France SA, 8.125%, 2/1/27(1)	4,525,000	4,172,729
Altice France SA, 5.50%, 1/15/28(1)	1,850,000	1,495,928
Altice France SA, 5.125%, 1/15/29(1)	1,350,000	1,024,616
Altice France SA, 5.125%, 7/15/29(1)	4,525,000	3,430,606
Altice France SA, 5.50%, 10/15/29(1)	3,000,000	2,300,955
Cablevision Lightpath LLC, 3.875%, 9/15/27(1)	800,000	663,072
Cablevision Lightpath LLC, 5.625%, 9/15/28(1)	800,000	626,904
Cogent Communications Group, Inc., 7.00%, 6/15/27(1)	1,600,000	1,534,840
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/1/26(1)	1,550,000	1,398,108
Embarq Corp., 8.00%, 6/1/36	3,740,000	2,816,912
Frontier Communications Holdings LLC, 5.875%, 10/15/27(1)	225,000	202,883
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)	1,150,000	980,099
Frontier Communications Holdings LLC, 6.75%, 5/1/29(1)	825,000	680,844
Frontier Communications Holdings LLC, 5.875%, 11/1/29	760,398	586,373
Frontier Communications Holdings LLC, 6.00%, 1/15/30(1)	875,000	675,697
Hughes Satellite Systems Corp., 6.625%, 8/1/26	1,225,000	1,089,441
Level 3 Financing, Inc., 5.375%, 5/1/25	600,000	582,312
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	275,000	235,239
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	3,400,000	2,734,178
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	1,375,000	1,065,625
Lumen Technologies, Inc., 6.75%, 12/1/23	1,075,000	1,066,996

Lumen Technologies, Inc., 5.125%, 12/15/26(1)	1,750,000	1,476,650
Lumen Technologies, Inc., 4.50%, 1/15/29(1)	2,375,000	1,774,386
Lumen Technologies, Inc., 5.375%, 6/15/29(1)	1,450,000	1,151,735
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 4/30/27(1)	725,000	598,025
Sprint Capital Corp., 8.75%, 3/15/32	3,050,000	3,680,557
Switch Ltd., 3.75%, 9/15/28(1)	650,000	643,754
Telecom Italia Capital SA, 6.375%, 11/15/33	1,825,000	1,414,512
Telecom Italia Capital SA, 6.00%, 9/30/34	3,577,000	2,708,272
Telecom Italia Capital SA, 7.20%, 7/18/36	325,000	247,715
Telecom Italia SpA, 5.30%, 5/30/24(1)	375,000	361,268
Telesat Canada / Telesat LLC, 5.625%, 12/6/26(1)	2,350,000	1,488,114
Telesat Canada / Telesat LLC, 4.875%, 6/1/27(1)	500,000	293,160
Telesat Canada / Telesat LLC, 6.50%, 10/15/27(1)	800,000	337,596
		52,462,623
Electric Utilities — 0.9%
Drax Finco PLC, 6.625%, 11/1/25(1)	1,750,000	1,710,205
FirstEnergy Corp., 5.35%, 7/15/47	540,000	457,126
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	900,000	719,955
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	57,000	54,643
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	2,475,000	2,268,795
NRG Energy, Inc., 6.625%, 1/15/27	196,000	192,294
NRG Energy, Inc., 3.375%, 2/15/29(1)	225,000	181,846
NRG Energy, Inc., 3.625%, 2/15/31(1)	960,000	754,704
NRG Energy, Inc., 3.875%, 2/15/32(1)	1,100,000	876,131
Pacific Gas and Electric Co., 4.55%, 7/1/30	800,000	711,607
PG&E Corp., 5.00%, 7/1/28	1,250,000	1,058,063
Talen Energy Supply LLC, 6.50%, 6/1/25(2)(3)	175,000	111,992
Talen Energy Supply LLC, 7.25%, 5/15/27(1)(2)(3)	75,000	73,956
Talen Energy Supply LLC, 6.625%, 1/15/28(1)(2)	1,192,000	1,155,771
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	405,000	383,191
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	1,200,000	1,130,772
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	2,950,000	2,687,863
		14,528,914
Electrical Equipment — 0.1%
WESCO Distribution, Inc., 7.125%, 6/15/25(1)	1,075,000	1,074,866
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	1,375,000	1,363,202
		2,438,068
Electronic Equipment, Instruments and Components — 0.9%
II-VI, Inc., 5.00%, 12/15/29(1)	1,150,000	1,006,118
Imola Merger Corp., 4.75%, 5/15/29(1)	8,550,000	7,181,914
Likewize Corp., 9.75%, 10/15/25(1)	975,000	924,212
Sensata Technologies BV, 4.00%, 4/15/29(1)	4,075,000	3,464,932
Sensata Technologies, Inc., 3.75%, 2/15/31(1)	750,000	602,423
TTM Technologies, Inc., 4.00%, 3/1/29(1)	2,425,000	2,043,974
		15,223,573
Energy Equipment and Services — 1.9%
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	875,000	798,989
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	2,475,000	2,194,978
Basic Energy Services, Inc., 10.75%, 10/15/23(1)(2)(3)	275,000	36,438
Bristow Group, Inc., 6.875%, 3/1/28(1)	2,800,000	2,456,845
Ensign Drilling, Inc., 9.25%, 4/15/24(1)	1,125,000	1,065,324

Global Marine, Inc., 7.00%, 6/1/28	25,000	15,417
Nabors Industries Ltd., 7.25%, 1/15/26(1)	550,000	488,551
Nabors Industries Ltd., 7.50%, 1/15/28(1)	1,700,000	1,464,185
Nabors Industries, Inc., 5.75%, 2/1/25	2,575,000	2,274,356
Nabors Industries, Inc., 7.375%, 5/15/27(1)	1,550,000	1,474,445
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	1,500,000	952,841
Noble Finance Co., 11.00% Cash or 6.50% Cash and 6.50% PIK or 15.00% PIK, 2/15/28(1)(4)	25,850	28,306
Precision Drilling Corp., 7.125%, 1/15/26(1)	1,375,000	1,294,308
Precision Drilling Corp., 6.875%, 1/15/29(1)	2,100,000	1,882,576
Shelf Drilling Holdings Ltd., 8.875%, 11/15/24(1)	1,525,000	1,489,620
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	2,150,000	1,680,290
Transocean Guardian Ltd., 5.875%, 1/15/24(1)	1,864,671	1,726,406
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	773,438	681,634
Transocean Sentry Ltd., 5.375%, 5/15/23(1)	616,560	583,010
Transocean, Inc., 7.25%, 11/1/25(1)	750,000	556,028
Transocean, Inc., 11.50%, 1/30/27(1)	2,298,000	2,159,982
Transocean, Inc., 8.00%, 2/1/27(1)	2,500,000	1,678,388
Transocean, Inc., 7.50%, 4/15/31	925,000	500,878
Transocean, Inc., 9.35%, 12/15/41	400,000	219,493
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	1,500,000	1,366,433
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27	825,000	733,338
Weatherford International Ltd., 11.00%, 12/1/24(1)	368,000	371,286
Weatherford International Ltd., 8.625%, 4/30/30(1)	2,275,000	1,892,200
		32,066,545
Entertainment — 0.8%
Allen Media LLC / Allen Media Co-Issuer, Inc., 10.50%, 2/15/28(1)	1,050,000	543,574
AMC Entertainment Holdings, Inc., 10.00% Cash or 12.00% PIK or 5.00% Cash plus 6.00% PIK, 6/15/26(1)(4)	6,445,980	4,299,308
Cinemark USA, Inc., 5.875%, 3/15/26(1)	1,800,000	1,607,760
Cinemark USA, Inc., 5.25%, 7/15/28(1)	3,900,000	3,140,436
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	1,525,000	1,450,580
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	1,025,000	886,625
Playtika Holding Corp., 4.25%, 3/15/29(1)	2,425,000	2,005,548
		13,933,831
Equity Real Estate Investment Trusts (REITs) — 2.5%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 4/1/27(1)	600,000	498,597
CTR Partnership LP / CareTrust Capital Corp., 3.875%, 6/30/28(1)	675,000	577,726
Diversified Healthcare Trust, 9.75%, 6/15/25	913,000	901,953
Diversified Healthcare Trust, 4.375%, 3/1/31	2,675,000	1,822,464
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/26(1)	1,050,000	905,725
HAT Holdings I LLC / HAT Holdings II LLC, 3.75%, 9/15/30(1)	475,000	379,722
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	2,450,000	1,982,277
Iron Mountain, Inc., 5.00%, 7/15/28(1)	650,000	576,905
Iron Mountain, Inc., 5.25%, 7/15/30(1)	2,750,000	2,396,075
Iron Mountain, Inc., 4.50%, 2/15/31(1)	2,500,000	2,050,000
Iron Mountain, Inc., 5.625%, 7/15/32(1)	175,000	148,310
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	325,000	297,931
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	725,000	573,566
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.50%, 6/1/25(1)	2,275,000	2,273,589
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/1/28(1)	725,000	662,795
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 4.875%, 5/15/29(1)	1,750,000	1,505,525
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(1)	1,200,000	1,019,873
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	2,225,000	1,932,187
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	2,025,000	1,666,994
Service Properties Trust, 4.35%, 10/1/24	3,500,000	2,849,507

Service Properties Trust, 7.50%, 9/15/25	725,000	665,188
Service Properties Trust, 5.25%, 2/15/26	2,175,000	1,673,233
Service Properties Trust, 4.75%, 10/1/26	1,075,000	784,852
Service Properties Trust, 4.95%, 2/15/27	2,700,000	1,991,925
Service Properties Trust, 5.50%, 12/15/27	1,150,000	932,938
Service Properties Trust, 3.95%, 1/15/28	250,000	171,492
Service Properties Trust, 4.95%, 10/1/29	1,300,000	889,012
Service Properties Trust, 4.375%, 2/15/30	275,000	183,895
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.875%, 2/15/25(1)	1,300,000	1,258,452
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.00%, 1/15/30(1)	800,000	554,504
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.75%, 4/15/28(1)	1,775,000	1,463,718
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.50%, 2/15/29(1)	1,175,000	864,142
VICI Properties LP / VICI Note Co., Inc., 4.625%, 6/15/25(1)	955,000	910,072
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/1/26(1)	1,383,000	1,266,005
VICI Properties LP / VICI Note Co., Inc., 3.75%, 2/15/27(1)	925,000	815,487
VICI Properties LP / VICI Note Co., Inc., 4.625%, 12/1/29(1)	625,000	559,909
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	525,000	454,020
XHR LP, 6.375%, 8/15/25(1)	1,325,000	1,279,589
XHR LP, 4.875%, 6/1/29(1)	1,075,000	923,825
		42,663,979
Food and Staples Retailing — 0.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.25%, 3/15/26(1)	525,000	458,281
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.50%, 3/15/26(1)	575,000	572,985
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/27(1)	1,825,000	1,633,922
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.875%, 2/15/28(1)	125,000	117,049
Ingles Markets, Inc., 4.00%, 6/15/31(1)	1,825,000	1,581,463
Rite Aid Corp., 7.50%, 7/1/25(1)	721,000	585,286
Rite Aid Corp., 8.00%, 11/15/26(1)	312,000	243,110
SEG Holding LLC / SEG Finance Corp., 5.625%, 10/15/28(1)	2,850,000	2,557,647
United Natural Foods, Inc., 6.75%, 10/15/28(1)	625,000	584,963
		8,334,706
Food Products — 1.0%
C&S Group Enterprises LLC, 5.00%, 12/15/28(1)	1,175,000	874,493
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	550,000	532,914
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	275,000	274,539
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.875%, 9/1/25(1)	2,300,000	2,080,511
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30(1)	1,700,000	1,611,480
Lamb Weston Holdings, Inc., 4.125%, 1/31/30(1)	1,450,000	1,258,897
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	1,450,000	1,264,248
Post Holdings, Inc., 5.75%, 3/1/27(1)	857,000	831,307
Post Holdings, Inc., 5.625%, 1/15/28(1)	300,000	285,407
Post Holdings, Inc., 5.50%, 12/15/29(1)	1,650,000	1,478,351
Post Holdings, Inc., 4.50%, 9/15/31(1)	1,200,000	984,960
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, Inc., 4.625%, 3/1/29(1)	2,825,000	2,392,902
US Foods, Inc., 6.25%, 4/15/25(1)	575,000	574,819
US Foods, Inc., 4.75%, 2/15/29(1)	3,250,000	2,846,642
		17,291,470
Gas Utilities — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 5/20/25	625,000	589,313
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	1,645,000	1,507,827
		2,097,140
Health Care Equipment and Supplies — 0.5%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	1,075,000	988,280

Avantor Funding, Inc., 3.875%, 11/1/29(1)	2,375,000	2,080,678
Medline Borrower LP, 3.875%, 4/1/29(1)	1,075,000	919,254
Medline Borrower LP, 5.25%, 10/1/29(1)	5,000,000	4,122,100
		8,110,312
Health Care Providers and Services — 4.6%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	1,200,000	1,122,996
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	1,100,000	989,152
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	1,100,000	811,041
Air Methods Corp., 8.00%, 5/15/25(1)	2,700,000	1,772,334
Centene Corp., 4.25%, 12/15/27	3,200,000	2,997,024
Centene Corp., 2.45%, 7/15/28	1,075,000	899,490
Centene Corp., 4.625%, 12/15/29	253,000	236,665
Centene Corp., 3.375%, 2/15/30	775,000	659,459
Centene Corp., 3.00%, 10/15/30	4,000,000	3,325,540
Centene Corp., 2.50%, 3/1/31	350,000	278,908
Centene Corp., 2.625%, 8/1/31	300,000	239,298
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	2,625,000	2,398,121
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)	1,400,000	1,188,733
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)	3,042,000	2,767,672
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(1)	1,971,000	1,158,261
CHS / Community Health Systems, Inc., 6.00%, 1/15/29(1)	1,925,000	1,597,500
CHS / Community Health Systems, Inc., 6.875%, 4/15/29(1)	4,575,000	2,964,188
CHS / Community Health Systems, Inc., 6.125%, 4/1/30(1)	2,850,000	1,745,739
CHS / Community Health Systems, Inc., 4.75%, 2/15/31(1)	3,253,000	2,390,543
CHS/Community Health Systems, Inc., 5.25%, 5/15/30(1)	2,875,000	2,189,945
DaVita, Inc., 4.625%, 6/1/30(1)	8,175,000	6,401,205
DaVita, Inc., 3.75%, 2/15/31(1)	1,100,000	791,527
Encompass Health Corp., 4.75%, 2/1/30	1,790,000	1,502,607
Envision Healthcare Corp., 8.75%, 10/15/26(1)	1,925,000	565,247
HCA, Inc., 5.375%, 2/1/25	1,325,000	1,322,065
HCA, Inc., 7.69%, 6/15/25	1,020,000	1,070,174
HCA, Inc., 7.58%, 9/15/25	1,250,000	1,325,381
HCA, Inc., 3.50%, 9/1/30	750,000	640,204
HealthEquity, Inc., 4.50%, 10/1/29(1)	1,025,000	898,156
Legacy LifePoint Health LLC, 6.75%, 4/15/25(1)	1,175,000	1,137,476
Legacy LifePoint Health LLC, 4.375%, 2/15/27(1)	175,000	150,170
LifePoint Health, Inc., 5.375%, 1/15/29(1)	1,375,000	1,012,516
MEDNAX, Inc., 5.375%, 2/15/30(1)	325,000	278,974
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)	1,000,000	809,136
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	1,250,000	1,070,450
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	3,675,000	3,089,173
Owens & Minor, Inc., 4.50%, 3/31/29(1)	2,200,000	1,798,995
Owens & Minor, Inc., 6.625%, 4/1/30(1)	1,100,000	1,006,181
Prime Healthcare Services, Inc., 7.25%, 11/1/25(1)	2,025,000	1,734,514
RP Escrow Issuer LLC, 5.25%, 12/15/25(1)	1,150,000	995,726
Select Medical Corp., 6.25%, 8/15/26(1)	1,900,000	1,777,412
Tenet Healthcare Corp., 4.625%, 7/15/24	175,000	168,195
Tenet Healthcare Corp., 4.625%, 9/1/24(1)	975,000	937,433
Tenet Healthcare Corp., 4.875%, 1/1/26(1)	2,350,000	2,170,143
Tenet Healthcare Corp., 6.25%, 2/1/27(1)	25,000	23,063
Tenet Healthcare Corp., 5.125%, 11/1/27(1)	725,000	653,736
Tenet Healthcare Corp., 4.625%, 6/15/28(1)	504,000	439,622
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	8,650,000	7,429,225
Tenet Healthcare Corp., 4.25%, 6/1/29(1)	2,125,000	1,796,007

Tenet Healthcare Corp., 4.375%, 1/15/30(1)	650,000	551,210
Tenet Healthcare Corp., 6.125%, 6/15/30(1)	1,550,000	1,434,618
Tenet Healthcare Corp., 6.875%, 11/15/31	350,000	311,796
		77,024,946
Hotels, Restaurants and Leisure — 10.0%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	800,000	700,696
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30(1)	5,900,000	4,753,836
Affinity Gaming, 6.875%, 12/15/27(1)	1,850,000	1,556,349
Aramark Services, Inc., 5.00%, 4/1/25(1)	420,000	402,965
Aramark Services, Inc., 6.375%, 5/1/25(1)	1,625,000	1,593,191
Boyd Gaming Corp., 4.75%, 6/15/31(1)	200,000	169,400
Boyne USA, Inc., 4.75%, 5/15/29(1)	1,900,000	1,648,269
Caesars Entertainment, Inc., 6.25%, 7/1/25(1)	275,000	265,957
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	2,200,000	2,130,315
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	3,000,000	2,340,615
Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 7/1/25(1)	775,000	743,120
Carnival Corp., 10.50%, 2/1/26(1)	2,675,000	2,668,098
Carnival Corp., 7.625%, 3/1/26(1)	4,075,000	3,165,766
Carnival Corp., 5.75%, 3/1/27(1)	28,000,000	20,319,880
Carnival Corp., 6.65%, 1/15/28	1,375,000	1,023,182
Carnival Corp., 6.00%, 5/1/29(1)	4,300,000	3,035,929
Carrols Restaurant Group, Inc., 5.875%, 7/1/29(1)	1,225,000	896,222
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	1,825,000	1,664,601
CEC Entertainment LLC, 6.75%, 5/1/26(1)	775,000	683,635
Cedar Fair LP, 5.25%, 7/15/29	725,000	640,388
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(1)	900,000	875,214
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, 10/1/28	1,750,000	1,663,524
Churchill Downs, Inc., 5.50%, 4/1/27(1)	2,225,000	2,116,909
Churchill Downs, Inc., 4.75%, 1/15/28(1)	675,000	601,952
Empire Resorts, Inc., 7.75%, 11/1/26(1)	1,400,000	1,255,555
Everi Holdings, Inc., 5.00%, 7/15/29(1)	925,000	782,865
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	1,200,000	1,026,402
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(1)	1,475,000	1,136,311
Full House Resorts, Inc., 8.25%, 2/15/28(1)	3,000,000	2,402,015
Golden Entertainment, Inc., 7.625%, 4/15/26(1)	4,525,000	4,484,931
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 7.00%, 8/15/28(1)	2,850,000	1,955,875
Hilton Domestic Operating Co., Inc., 5.375%, 5/1/25(1)	925,000	908,813
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	1,325,000	1,262,023
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)	600,000	509,687
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	1,925,000	1,533,590
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29(1)	3,600,000	2,921,706
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.875%, 7/1/31(1)	2,950,000	2,256,271
International Game Technology PLC, 4.125%, 4/15/26(1)	2,350,000	2,131,556
IRB Holding Corp., 7.00%, 6/15/25(1)	1,125,000	1,102,950
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)	2,475,000	2,096,468
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.75%, 6/1/27(1)	775,000	746,678
Life Time, Inc., 5.75%, 1/15/26(1)	4,875,000	4,385,062
Life Time, Inc., 8.00%, 4/15/26(1)	9,450,000	8,434,503
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	500,000	429,478
Merlin Entertainments Ltd., 5.75%, 6/15/26(1)	425,000	388,388
MGM China Holdings Ltd., 5.375%, 5/15/24(1)	1,000,000	853,465
MGM Resorts International, 6.00%, 3/15/23	3,475,000	3,473,141
MGM Resorts International, 6.75%, 5/1/25	950,000	933,689
MGM Resorts International, 5.75%, 6/15/25	275,000	262,314
MGM Resorts International, 5.50%, 4/15/27	264,000	237,283

Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	1,700,000	1,388,279
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	2,325,000	2,385,624
Mohegan Gaming & Entertainment, 8.00%, 2/1/26(1)	2,375,000	2,025,744
Motion Bondco DAC, 6.625%, 11/15/27(1)	1,500,000	1,189,642
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	697,000	671,859
NCL Corp. Ltd., 3.625%, 12/15/24(1)	750,000	624,881
NCL Corp. Ltd., 5.875%, 3/15/26(1)	6,400,000	5,042,080
NCL Corp. Ltd., 7.75%, 2/15/29(1)	900,000	689,841
NCL Finance Ltd., 6.125%, 3/15/28(1)	1,500,000	1,093,328
Penn National Gaming, Inc., 4.125%, 7/1/29(1)	1,850,000	1,406,333
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.625%, 9/1/29(1)	2,385,000	1,701,650
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.875%, 9/1/31(1)	2,675,000	1,860,190
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	2,500,000	2,485,937
Royal Caribbean Cruises Ltd., 9.125%, 6/15/23(1)	2,000,000	1,982,710
Royal Caribbean Cruises Ltd., 11.50%, 6/1/25(1)	1,283,000	1,321,445
Royal Caribbean Cruises Ltd., 5.50%, 8/31/26(1)	1,250,000	931,750
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	3,350,000	2,443,188
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	700,000	553,879
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	2,345,000	1,492,968
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	5,675,000	3,957,490
Scientific Games International, Inc., 8.625%, 7/1/25(1)	225,000	230,981
Scientific Games International, Inc., 7.00%, 5/15/28(1)	4,175,000	3,923,936
Scientific Games International, Inc., 7.25%, 11/15/29(1)	1,250,000	1,173,987
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	3,025,000	2,564,292
Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/25(1)	2,975,000	2,503,770
Station Casinos LLC, 4.625%, 12/1/31(1)	550,000	429,688
Studio City Finance Ltd., 6.00%, 7/15/25(1)	1,400,000	888,580
Studio City Finance Ltd., 5.00%, 1/15/29(1)	875,000	453,114
TKC Holdings, Inc., 10.50%, 5/15/29(1)	1,550,000	1,270,535
Travel + Leisure Co., 6.625%, 7/31/26(1)	2,450,000	2,327,292
Travel + Leisure Co., 4.625%, 3/1/30(1)	600,000	465,867
Viking Cruises Ltd., 6.25%, 5/15/25(1)	1,800,000	1,518,966
Viking Cruises Ltd., 13.00%, 5/15/25(1)	1,550,000	1,590,563
Viking Cruises Ltd., 5.875%, 9/15/27(1)	3,100,000	2,320,171
Viking Cruises Ltd., 7.00%, 2/15/29(1)	850,000	638,061
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	975,000	770,030
VOC Escrow Ltd., 5.00%, 2/15/28(1)	1,800,000	1,448,784
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	275,000	252,170
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	1,225,000	1,050,848
Wynn Macau Ltd., 5.625%, 8/26/28(1)	400,000	247,514
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	1,678,000	1,324,059
Yum! Brands, Inc., 5.375%, 4/1/32	2,200,000	2,034,516
		168,247,574
Household Durables — 2.3%
Adams Homes, Inc., 7.50%, 2/15/25(1)	1,225,000	1,141,130
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 1/15/28(1)	1,525,000	1,298,194
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 8/1/29(1)	700,000	525,963
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 4/1/30(1)	1,700,000	1,250,596
Beazer Homes USA, Inc., 6.75%, 3/15/25	1,102,000	1,020,333

Beazer Homes USA, Inc., 5.875%, 10/15/27	425,000	327,773
Beazer Homes USA, Inc., 7.25%, 10/15/29	2,500,000	1,983,182
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 5.00%, 6/15/29(1)	1,900,000	1,439,240
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 4.875%, 2/15/30(1)	1,200,000	873,300
Century Communities, Inc., 6.75%, 6/1/27	1,475,000	1,417,283
Century Communities, Inc., 3.875%, 8/15/29(1)	1,000,000	783,910
Empire Communities Corp., 7.00%, 12/15/25(1)	1,350,000	1,068,431
Installed Building Products, Inc., 5.75%, 2/1/28(1)	950,000	845,332
K Hovnanian Enterprises, Inc., 5.00%, 2/1/40(1)	26,000	17,531
KB Home, 7.625%, 5/15/23	250,000	253,362
KB Home, 6.875%, 6/15/27	1,300,000	1,256,749
KB Home, 7.25%, 7/15/30	800,000	759,029
KB Home, 4.00%, 6/15/31	1,775,000	1,372,297
LGI Homes, Inc., 4.00%, 7/15/29(1)	925,000	691,835
Mattamy Group Corp., 4.625%, 3/1/30(1)	1,400,000	1,025,464
Meritage Homes Corp., 6.00%, 6/1/25	1,875,000	1,832,009
Newell Brands, Inc., 4.45%, 4/1/26	3,825,000	3,655,007
Newell Brands, Inc., 5.625%, 4/1/36	3,000,000	2,604,270
Newell Brands, Inc., 5.75%, 4/1/46	675,000	551,232
Picasso Finance Sub, Inc., 6.125%, 6/15/25(1)	729,000	711,890
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 2/15/28(1)	1,400,000	1,126,638
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 4/1/29(1)	1,625,000	1,276,064
STL Holding Co. LLC, 7.50%, 2/15/26(1)	1,850,000	1,610,656
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	725,000	652,664
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	275,000	222,063
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	1,075,000	808,690
TopBuild Corp., 4.125%, 2/15/32(1)	1,075,000	829,627
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	1,605,000	1,564,668
Tri Pointe Homes, Inc., 5.25%, 6/1/27	700,000	613,020
Tri Pointe Homes, Inc., 5.70%, 6/15/28	600,000	518,856
Williams Scotsman International, Inc., 4.625%, 8/15/28(1)	1,325,000	1,131,470
		39,059,758
Household Products — 0.3%
Central Garden & Pet Co., 4.125%, 10/15/30	475,000	390,348
Central Garden & Pet Co., 4.125%, 4/30/31(1)	1,300,000	1,045,636
Energizer Holdings, Inc., 6.50%, 12/31/27(1)	725,000	636,264
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/26(1)	525,000	449,534
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27(1)	900,000	676,147
Spectrum Brands, Inc., 5.75%, 7/15/25	79,000	78,135
Spectrum Brands, Inc., 5.50%, 7/15/30(1)	500,000	450,837
Spectrum Brands, Inc., 3.875%, 3/15/31(1)	1,050,000	847,770
		4,574,671
Independent Power and Renewable Electricity Producers — 0.5%
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28(1)	800,000	698,149
Calpine Corp., 4.50%, 2/15/28(1)	1,600,000	1,455,772
Calpine Corp., 5.125%, 3/15/28(1)	1,725,000	1,522,735
Calpine Corp., 4.625%, 2/1/29(1)	1,550,000	1,292,134
Calpine Corp., 5.00%, 2/1/31(1)	750,000	607,339
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	1,825,000	1,644,958
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	850,000	674,964

TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	1,325,000	1,137,174
		9,033,225
Insurance — 0.5%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	3,600,000	3,247,875
Acrisure LLC / Acrisure Finance, Inc., 10.125%, 8/1/26(1)	500,000	486,470
Acrisure LLC / Acrisure Finance, Inc., 4.25%, 2/15/29(1)	1,200,000	971,945
AssuredPartners, Inc., 7.00%, 8/15/25(1)	275,000	258,672
AssuredPartners, Inc., 5.625%, 1/15/29(1)	900,000	721,721
BroadStreet Partners, Inc., 5.875%, 4/15/29(1)	950,000	744,828
Genworth Holdings, Inc., 4.80%, 2/15/24	225,000	222,959
Genworth Holdings, Inc., VRN, 3.41%, 11/15/66	450,000	199,177
HUB International Ltd., 5.625%, 12/1/29(1)	275,000	227,510
MBIA Insurance Corp., VRN, 12.30%, (3-month LIBOR plus 11.26%), 1/15/33(1)(2)(3)	125,000	25,000
Ryan Specialty Group LLC, 4.375%, 2/1/30(1)	625,000	544,531
		7,650,688
Interactive Media and Services — 0.2%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	875,000	714,875
Twitter, Inc., 5.00%, 3/1/30(1)	2,700,000	2,565,999
Ziff Davis, Inc., 4.625%, 10/15/30(1)	718,000	613,445
		3,894,319
Internet and Direct Marketing Retail — 0.4%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/1/27(1)	2,750,000	2,521,544
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 3/1/29(1)	1,275,000	1,077,267
Match Group Holdings II LLC, 5.00%, 12/15/27(1)	1,125,000	1,044,737
Match Group Holdings II LLC, 4.125%, 8/1/30(1)	450,000	376,598
Millennium Escrow Corp., 6.625%, 8/1/26(1)	1,500,000	1,212,994
QVC, Inc., 4.75%, 2/15/27	1,050,000	831,217
		7,064,357
IT Services — 0.6%
CDW LLC / CDW Finance Corp., 4.125%, 5/1/25	1,075,000	1,047,201
CDW LLC / CDW Finance Corp., 3.25%, 2/15/29	1,100,000	929,016
Endurance International Group Holdings, Inc., 6.00%, 2/15/29(1)	1,175,000	849,726
Exela Intermediate LLC / Exela Finance, Inc., 11.50%, 7/15/26(1)	2,741,000	918,235
Presidio Holdings, Inc., 4.875%, 2/1/27(1)	1,475,000	1,357,170
Presidio Holdings, Inc., 8.25%, 2/1/28(1)	2,150,000	1,893,117
Twilio, Inc., 3.875%, 3/15/31	1,050,000	865,982
Vericast Corp., 11.00%, 9/15/26(1)	2,048,750	1,973,069
		9,833,516
Leisure Products — 0.2%
MajorDrive Holdings IV LLC, 6.375%, 6/1/29(1)	1,825,000	1,253,428
Mattel, Inc., 3.375%, 4/1/26(1)	1,100,000	1,011,043
Mattel, Inc., 6.20%, 10/1/40	200,000	191,489
Mattel, Inc., 5.45%, 11/1/41	575,000	505,826
		2,961,786
Life Sciences Tools and Services — 0.1%
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)	500,000	427,199
PRA Health Sciences, Inc., 2.875%, 7/15/26(1)	1,200,000	1,069,500
		1,496,699
Machinery — 0.7%
Granite US Holdings Corp., 11.00%, 10/1/27(1)	450,000	423,596
Husky III Holding Ltd., 13.00% Cash or 13.75% PIK, 2/15/25(1)(4)	1,175,000	1,145,502
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	550,000	515,204
Manitowoc Co., Inc., 9.00%, 4/1/26(1)	475,000	442,890
OT Merger Corp., 7.875%, 10/15/29(1)	650,000	374,419
Terex Corp., 5.00%, 5/15/29(1)	2,500,000	2,128,700

Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 4/15/26(1)	2,550,000	2,347,479
Titan International, Inc., 7.00%, 4/30/28	1,225,000	1,152,615
TK Elevator Holdco GmbH, 7.625%, 7/15/28(1)	238,000	214,019
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	1,000,000	893,300
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	3,100,000	2,697,992
		12,335,716
Marine — 0.2%
Seaspan Corp., 5.50%, 8/1/29(1)	3,550,000	2,837,106
Media — 8.0%
Altice Financing SA, 5.00%, 1/15/28(1)	2,600,000	2,102,399
AMC Networks, Inc., 4.25%, 2/15/29	2,125,000	1,728,188
Audacy Capital Corp., 6.75%, 3/31/29(1)	1,175,000	627,485
Cable One, Inc., 4.00%, 11/15/30(1)	425,000	349,707
CCO Holdings LLC / CCO Holdings Capital Corp., 4.00%, 3/1/23(1)	750,000	745,620
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	75,000	71,024
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	975,000	903,001
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	2,950,000	2,532,029
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	350,000	291,719
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	4,650,000	3,802,654
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	6,775,000	5,564,307
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32	8,425,000	6,850,241
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	5,700,000	4,503,969
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 1/15/34(1)	4,975,000	3,860,476
Clear Channel International BV, 6.625%, 8/1/25(1)	2,000,000	1,862,780
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)	4,000,000	3,387,900
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	2,400,000	1,752,348
Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29(1)	1,200,000	866,436
CSC Holdings LLC, 5.875%, 9/15/22	300,000	298,938
CSC Holdings LLC, 6.50%, 2/1/29(1)	2,700,000	2,443,824
CSC Holdings LLC, 5.75%, 1/15/30(1)	4,029,000	2,942,097
CSC Holdings LLC, 4.625%, 12/1/30(1)	2,775,000	1,864,176
CSC Holdings LLC, 4.50%, 11/15/31(1)	4,400,000	3,406,920
CSC Holdings LLC, 5.00%, 11/15/31(1)	2,650,000	1,790,319
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 8/15/26(1)	3,950,000	992,438
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 8/15/27(1)	1,960,000	245,000
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	6,425,000	5,501,760
DISH DBS Corp., 5.875%, 11/15/24	625,000	528,700
DISH DBS Corp., 5.25%, 12/1/26(1)	3,850,000	3,025,003
DISH DBS Corp., 7.375%, 7/1/28	2,200,000	1,502,215
DISH DBS Corp., 5.75%, 12/1/28(1)	3,025,000	2,245,412
DISH DBS Corp., 5.125%, 6/1/29	2,225,000	1,359,030
GCI LLC, 4.75%, 10/15/28(1)	1,800,000	1,562,190
Gray Escrow II, Inc., 5.375%, 11/15/31(1)	2,675,000	2,149,108
Gray Television, Inc., 5.875%, 7/15/26(1)	75,000	70,212
Gray Television, Inc., 7.00%, 5/15/27(1)	425,000	409,641
Gray Television, Inc., 4.75%, 10/15/30(1)	4,135,000	3,241,240
iHeartCommunications, Inc., 6.375%, 5/1/26	526,342	488,398
iHeartCommunications, Inc., 5.25%, 8/15/27(1)	2,125,000	1,821,763
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	924,000	762,734
Lamar Media Corp., 3.75%, 2/15/28	650,000	577,928
Lamar Media Corp., 4.00%, 2/15/30	1,325,000	1,114,790
Lamar Media Corp., 3.625%, 1/15/31	200,000	164,009
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	1,080,000	1,010,324
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	1,575,000	1,278,388
Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 8/15/27(1)	1,875,000	1,727,569

News Corp., 3.875%, 5/15/29(1)	3,725,000	3,226,692
News Corp., 5.125%, 2/15/32(1)	1,625,000	1,442,025
Nexstar Media, Inc., 5.625%, 7/15/27(1)	2,025,000	1,852,065
Nexstar Media, Inc., 4.75%, 11/1/28(1)	1,650,000	1,418,233
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	2,600,000	2,275,078
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.25%, 1/15/29(1)	1,650,000	1,316,700
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 3/15/30(1)	500,000	394,583
Scripps Escrow II, Inc., 3.875%, 1/15/29(1)	200,000	167,971
Scripps Escrow II, Inc., 5.375%, 1/15/31(1)	625,000	499,234
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	1,025,000	898,653
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	1,625,000	1,372,085
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	1,525,000	1,124,831
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	2,200,000	1,747,900
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	3,325,000	2,975,609
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	375,000	348,696
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	650,000	564,554
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	2,075,000	1,895,917
Sirius XM Radio, Inc., 3.875%, 9/1/31(1)	7,050,000	5,627,204
TEGNA, Inc., 4.625%, 3/15/28	3,050,000	2,860,122
TEGNA, Inc., 5.00%, 9/15/29	1,025,000	972,213
Univision Communications, Inc., 5.125%, 2/15/25(1)	1,650,000	1,555,950
Univision Communications, Inc., 6.625%, 6/1/27(1)	1,850,000	1,764,900
Univision Communications, Inc., 4.50%, 5/1/29(1)	2,350,000	1,974,371
Univision Communications, Inc., 7.375%, 6/30/30(1)	325,000	318,017
UPC Broadband Finco BV, 4.875%, 7/15/31(1)	5,400,000	4,417,119
UPC Holding BV, 5.50%, 1/15/28(1)	1,000,000	856,185
Videotron Ltd., 5.375%, 6/15/24(1)	375,000	372,722
Virgin Media Finance PLC, 5.00%, 7/15/30(1)	1,600,000	1,272,304
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(1)	200,000	179,227
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	800,000	663,123
Ziggo Bond Co. BV, 6.00%, 1/15/27(1)	2,100,000	1,861,094
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)	400,000	314,272
		134,856,058
Metals and Mining — 2.9%
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	1,800,000	1,753,803
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	600,000	537,492
Allegheny Technologies, Inc., 5.875%, 12/1/27	1,300,000	1,152,953
Allegheny Technologies, Inc., 4.875%, 10/1/29	1,075,000	858,791
Allegheny Technologies, Inc., 5.125%, 10/1/31	1,550,000	1,189,736
ArcelorMittal SA, 4.55%, 3/11/26	550,000	542,766
ArcelorMittal SA, 7.00%, 10/15/39	700,000	707,473
Arconic Corp., 6.00%, 5/15/25(1)	1,600,000	1,564,486
Arconic Corp., 6.125%, 2/15/28(1)	450,000	421,135
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	925,000	808,098
Big River Steel LLC / BRS Finance Corp., 6.625%, 1/31/29(1)	1,920,000	1,785,265
Carpenter Technology Corp., 6.375%, 7/15/28	2,694,000	2,409,390
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	725,000	721,052
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	2,615,000	2,443,077
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	600,000	530,526
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	1,900,000	1,679,323
Coeur Mining, Inc., 5.125%, 2/15/29(1)	1,275,000	885,218
Commercial Metals Co., 4.125%, 1/15/30	775,000	653,885
Commercial Metals Co., 4.375%, 3/15/32	775,000	636,258
Compass Minerals International, Inc., 4.875%, 7/15/24(1)	75,000	69,689

Compass Minerals International, Inc., 6.75%, 12/1/27(1)	700,000	634,225
Constellium SE, 5.625%, 6/15/28(1)	1,050,000	940,928
Constellium SE, 3.75%, 4/15/29(1)	2,800,000	2,224,846
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	5,175,000	4,980,046
First Quantum Minerals Ltd., 7.50%, 4/1/25(1)	1,450,000	1,373,798
FMG Resources August Pty Ltd., 5.875%, 4/15/30(1)	2,075,000	1,870,893
FMG Resources August Pty Ltd., 6.125%, 4/15/32(1)	725,000	653,939
Freeport-McMoRan, Inc., 4.375%, 8/1/28	450,000	420,899
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)	1,150,000	964,010
IAMGOLD Corp., 5.75%, 10/15/28(1)	1,200,000	799,581
Mineral Resources Ltd., 8.125%, 5/1/27(1)	1,625,000	1,586,082
Mineral Resources Ltd., 8.00%, 11/1/27(1)	875,000	854,569
Mineral Resources Ltd., 8.50%, 5/1/30(1)	1,250,000	1,233,306
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)(2)(3)	475,000	29
Novelis Corp., 3.25%, 11/15/26(1)	475,000	402,265
Novelis Corp., 4.75%, 1/30/30(1)	625,000	520,681
Novelis Corp., 3.875%, 8/15/31(1)	150,000	115,778
Park-Ohio Industries, Inc., 6.625%, 4/15/27	1,875,000	1,483,612
Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(1)	217,315	218,945
PT FMG Resources August 2006 Pty Ltd., 4.375%, 4/1/31(1)	3,825,000	3,129,118
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	1,275,000	1,086,512
Taseko Mines Ltd., 7.00%, 2/15/26(1)	1,100,000	937,888
TMS International Corp., 6.25%, 4/15/29(1)	850,000	618,899
United States Steel Corp., 6.875%, 3/1/29	675,000	590,625
		48,991,890
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)	2,725,000	2,224,295
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	900,000	728,093
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	900,000	694,060
Starwood Property Trust, Inc., 3.75%, 12/31/24(1)	500,000	455,912
		4,102,360
Multiline Retail — 0.3%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	1,625,000	1,386,247
Macy's Retail Holdings LLC, 5.875%, 3/15/30(1)	175,000	147,140
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)	225,000	188,363
Macy's Retail Holdings LLC, 4.50%, 12/15/34	250,000	178,498
Macy's Retail Holdings LLC, 6.375%, 3/15/37	775,000	604,500
Macy's Retail Holdings LLC, 5.125%, 1/15/42	3,175,000	2,117,296
		4,622,044
Oil, Gas and Consumable Fuels — 14.4%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26(1)	2,375,000	2,311,766
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.875%, 5/15/26(1)	2,475,000	2,476,720
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	1,950,000	1,816,776
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	750,000	673,088
Antero Resources Corp., 7.625%, 2/1/29(1)	1,480,000	1,508,061
Antero Resources Corp., 5.375%, 3/1/30(1)	575,000	525,205
Apache Corp., 4.25%, 1/15/30	450,000	399,551
Apache Corp., 5.10%, 9/1/40	1,175,000	995,554
Apache Corp., 4.75%, 4/15/43	500,000	390,319
Apache Corp., 4.25%, 1/15/44	130,000	95,131
Apache Corp., 7.375%, 8/15/47	600,000	604,563
Apache Corp., 5.35%, 7/1/49	2,275,000	1,802,015
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 9.00%, 11/1/27(1)	2,150,000	2,704,127
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	600,000	572,251
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 6/30/29(1)	280,000	246,796

Athabasca Oil Corp., 9.75%, 11/1/26(1)	2,590,000	2,711,316
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	1,625,000	1,538,776
Callon Petroleum Co., 8.25%, 7/15/25	893,000	872,209
Callon Petroleum Co., 7.50%, 6/15/30(1)	550,000	506,924
Centennial Resource Production LLC, 5.375%, 1/15/26(1)	1,475,000	1,334,903
Chaparral Energy, Inc., 9.00% Cash or 13.00% PIK, 2/14/25(6)	244,629	1,218,032
Cheniere Energy Partners LP, 4.00%, 3/1/31	4,225,000	3,602,341
Cheniere Energy Partners LP, 3.25%, 1/31/32(1)	4,825,000	3,810,327
Cheniere Energy, Inc., 4.625%, 10/15/28	600,000	542,271
Chesapeake Energy Corp., 5.875%, 2/1/29(1)	525,000	496,073
Citgo Holding, Inc., 9.25%, 8/1/24(1)	4,975,000	4,822,367
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	1,775,000	1,720,978
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	2,250,000	2,082,004
Civitas Resources, Inc., 5.00%, 10/15/26(1)	2,150,000	1,932,678
CNX Midstream Partners LP, 4.75%, 4/15/30(1)	700,000	588,889
CNX Resources Corp., 7.25%, 3/14/27(1)	3,775,000	3,704,691
CNX Resources Corp., 6.00%, 1/15/29(1)	1,850,000	1,731,618
Colgate Energy Partners III LLC, 5.875%, 7/1/29(1)	525,000	460,748
Comstock Resources, Inc., 6.75%, 3/1/29(1)	1,450,000	1,301,469
Comstock Resources, Inc., 5.875%, 1/15/30(1)	2,550,000	2,199,974
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	5,900,000	5,041,668
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29(1)	3,200,000	2,797,904
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	2,275,000	2,144,665
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	725,000	651,332
DCP Midstream Operating LP, 5.375%, 7/15/25	625,000	608,881
DCP Midstream Operating LP, 5.625%, 7/15/27	950,000	907,948
DCP Midstream Operating LP, 5.125%, 5/15/29	3,325,000	2,998,867
Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.75%, 5/15/25	909,000	848,842
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	1,875,000	1,690,922
Earthstone Energy Holdings LLC, 8.00%, 4/15/27(1)	225,000	213,222
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 1/30/28(1)	850,000	811,975
Energean Israel Finance Ltd., 5.375%, 3/30/28(1)	875,000	744,587
Energean Israel Finance Ltd., 5.875%, 3/30/31(1)	1,000,000	817,346
EnLink Midstream LLC, 5.625%, 1/15/28(1)	275,000	252,730
EnLink Midstream LLC, 5.375%, 6/1/29	2,350,000	2,060,452
EnLink Midstream Partners LP, 4.40%, 4/1/24	325,000	317,785
EnLink Midstream Partners LP, 4.85%, 7/15/26	3,075,000	2,842,269
EnLink Midstream Partners LP, 5.60%, 4/1/44	825,000	585,827
EnLink Midstream Partners LP, 5.05%, 4/1/45	1,200,000	813,756
EnLink Midstream Partners LP, 5.45%, 6/1/47	2,125,000	1,507,942
EQM Midstream Partners LP, 4.00%, 8/1/24	400,000	372,116
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	1,100,000	1,056,622
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	750,000	698,685
EQM Midstream Partners LP, 5.50%, 7/15/28	1,626,000	1,406,906
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	1,525,000	1,240,946
EQM Midstream Partners LP, 7.50%, 6/1/30(1)	1,025,000	986,317
EQM Midstream Partners LP, 4.75%, 1/15/31(1)	1,600,000	1,280,584
EQM Midstream Partners LP, 6.50%, 7/15/48	1,075,000	821,698
EQT Corp., 6.625%, 2/1/25	225,000	231,915
EQT Corp., 3.125%, 5/15/26(1)	625,000	586,097
EQT Corp., 3.90%, 10/1/27	1,475,000	1,375,017
EQT Corp., 7.50%, 2/1/30	1,354,000	1,455,943
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	125,000	115,481
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27	475,000	421,705
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 2/1/28	600,000	519,870

Gulfport Energy Corp., 8.00%, 5/17/26(1)	2,444,641	2,409,475
Gulfport Energy Corp., 8.00%, 5/17/26	42,013	41,409
Harbour Energy PLC, 5.50%, 10/15/26(1)	775,000	697,919
Harvest Midstream I LP, 7.50%, 9/1/28(1)	2,575,000	2,423,360
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	3,406,000	3,251,078
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	3,345,000	3,008,493
Hess Midstream Operations LP, 5.50%, 10/15/30(1)	725,000	651,913
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(1)	675,000	637,453
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 4/15/30(1)	1,250,000	1,089,525
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 2/1/31(1)	2,475,000	2,137,781
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 4/15/32(1)	1,250,000	1,100,063
Holly Energy Partners LP / Holly Energy Finance Corp., 6.375%, 4/15/27(1)	975,000	919,698
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/28(1)	1,575,000	1,351,696
Ithaca Energy North Sea PLC, 9.00%, 7/15/26(1)	2,600,000	2,406,820
ITT Holdings LLC, 6.50%, 8/1/29(1)	2,275,000	1,826,359
Laredo Petroleum, Inc., 9.50%, 1/15/25	5,875,000	5,833,493
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	2,359,000	2,226,177
Matador Resources Co., 5.875%, 9/15/26	3,075,000	2,961,655
MEG Energy Corp., 7.125%, 2/1/27(1)	2,050,000	2,069,208
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	1,900,000	1,702,685
Murphy Oil Corp., 5.75%, 8/15/25	1,760,000	1,744,635
Murphy Oil Corp., 6.375%, 7/15/28	3,225,000	3,013,569
Murphy Oil Corp., 7.05%, 5/1/29	375,000	353,839
Murray Energy Corp., 9.00% Cash plus 3.00% PIK, 4/15/24(1)(2)(3)	5,425,447	27,670
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	825,000	748,767
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26(1)	3,775,000	3,410,807
Northern Oil and Gas, Inc., 8.125%, 3/1/28(1)	4,475,000	4,224,288
NuStar Logistics LP, 5.75%, 10/1/25	575,000	538,493
NuStar Logistics LP, 6.00%, 6/1/26	550,000	515,224
NuStar Logistics LP, 6.375%, 10/1/30	475,000	413,457
Oasis Petroleum, Inc., 6.375%, 6/1/26(1)	1,025,000	949,652
Occidental Petroleum Corp., 6.95%, 7/1/24	595,000	613,900
Occidental Petroleum Corp., 8.00%, 7/15/25	450,000	474,388
Occidental Petroleum Corp., 5.875%, 9/1/25	50,000	49,886
Occidental Petroleum Corp., 5.50%, 12/1/25	1,025,000	1,011,296
Occidental Petroleum Corp., 5.55%, 3/15/26	2,800,000	2,785,776
Occidental Petroleum Corp., 8.50%, 7/15/27	1,375,000	1,515,367
Occidental Petroleum Corp., 7.125%, 10/15/27	525,000	562,461
Occidental Petroleum Corp., 6.375%, 9/1/28	1,250,000	1,267,662
Occidental Petroleum Corp., 8.875%, 7/15/30	950,000	1,092,488
Occidental Petroleum Corp., 6.625%, 9/1/30	1,750,000	1,805,685
Occidental Petroleum Corp., 7.50%, 5/1/31	5,092,000	5,485,230
Occidental Petroleum Corp., 7.875%, 9/15/31	2,100,000	2,308,855
Occidental Petroleum Corp., 6.45%, 9/15/36	2,450,000	2,517,179
Occidental Petroleum Corp., 7.95%, 6/15/39	460,000	520,709
Occidental Petroleum Corp., 4.30%, 8/15/39	275,000	224,430
Occidental Petroleum Corp., 6.20%, 3/15/40	3,250,000	3,207,977
Occidental Petroleum Corp., 4.625%, 6/15/45	575,000	473,645
Occidental Petroleum Corp., 6.60%, 3/15/46	2,925,000	3,115,008
Occidental Petroleum Corp., 4.10%, 2/15/47	725,000	560,877
Occidental Petroleum Corp., 4.20%, 3/15/48	700,000	546,482
Ovintiv, Inc., 8.125%, 9/15/30	1,250,000	1,438,447
Parkland Corp., 5.875%, 7/15/27(1)	1,525,000	1,386,461
Parkland Corp., 4.50%, 10/1/29(1)	3,350,000	2,722,013
Parkland Corp., 4.625%, 5/1/30(1)	1,625,000	1,321,105

PBF Holding Co. LLC / PBF Finance Corp., 7.25%, 6/15/25	800,000	749,192
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28	3,425,000	2,907,876
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	2,650,000	2,613,218
PDC Energy, Inc., 5.75%, 5/15/26	1,550,000	1,448,777
Penn Virginia Holdings LLC, 9.25%, 8/15/26(1)	1,925,000	1,849,906
Range Resources Corp., 5.00%, 3/15/23	1,174,000	1,167,144
Range Resources Corp., 8.25%, 1/15/29	2,195,000	2,241,507
Rockcliff Energy II LLC, 5.50%, 10/15/29(1)	1,725,000	1,572,174
Rockies Express Pipeline LLC, 3.60%, 5/15/25(1)	350,000	317,905
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	700,000	599,704
Rockies Express Pipeline LLC, 4.80%, 5/15/30(1)	725,000	604,813
Rockies Express Pipeline LLC, 7.50%, 7/15/38(1)	250,000	221,096
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	1,200,000	995,238
SM Energy Co., 5.625%, 6/1/25	2,425,000	2,294,802
SM Energy Co., 6.75%, 9/15/26	1,025,000	968,305
SM Energy Co., 6.625%, 1/15/27	300,000	280,863
Southwestern Energy Co., 5.95%, 1/23/25	508,000	502,696
Southwestern Energy Co., 8.375%, 9/15/28	750,000	791,621
Southwestern Energy Co., 5.375%, 2/1/29	1,550,000	1,440,678
Southwestern Energy Co., 5.375%, 3/15/30	1,500,000	1,383,045
Southwestern Energy Co., 4.75%, 2/1/32	800,000	685,552
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	1,175,000	1,122,307
Sunoco LP / Sunoco Finance Corp., 4.50%, 4/30/30(1)	2,250,000	1,820,663
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.50%, 10/1/25(1)	1,050,000	1,017,995
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	1,625,000	1,350,911
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	1,850,000	1,529,043
Talos Production, Inc., 12.00%, 1/15/26	950,000	984,138
Tap Rock Resources LLC, 7.00%, 10/1/26(1)	3,350,000	3,167,922
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	1,950,000	1,859,344
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 1/15/29	225,000	229,988
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30	1,250,000	1,195,006
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.875%, 2/1/31	2,525,000	2,306,430
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 1/15/32	525,000	450,251
Teine Energy Ltd., 6.875%, 4/15/29(1)	1,900,000	1,773,080
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/31(1)	1,750,000	1,500,616
Vermilion Energy, Inc., 6.875%, 5/1/30(1)	1,575,000	1,411,200
Western Midstream Operating LP, 4.65%, 7/1/26	225,000	212,427
Western Midstream Operating LP, 4.50%, 3/1/28	1,300,000	1,178,613
Western Midstream Operating LP, 4.75%, 8/15/28	725,000	663,556
Western Midstream Operating LP, 5.45%, 4/1/44	1,050,000	874,724
Western Midstream Operating LP, 5.30%, 3/1/48	4,335,000	3,503,005
Western Midstream Operating LP, 5.50%, 8/15/48	600,000	490,155
		241,500,807
Paper and Forest Products — 0.3%
Ahlstrom-Munksjo Holding 3 Oy, 4.875%, 2/4/28(1)	800,000	673,700
Domtar Corp., 6.75%, 10/1/28(1)	1,388,000	1,306,399
Glatfelter Corp., 4.75%, 11/15/29(1)	850,000	595,897
Mercer International, Inc., 5.125%, 2/1/29	2,100,000	1,797,169
		4,373,165
Personal Products — 0.3%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	2,050,000	1,934,923
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	1,675,000	1,527,299
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	2,250,000	1,861,307
		5,323,529

Pharmaceuticals — 1.8%
180 Medical, Inc., 3.875%, 10/15/29(1)	800,000	693,340
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	2,785,000	1,959,665
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	225,000	198,000
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	6,175,000	4,579,256
Bausch Health Cos., Inc., 6.125%, 2/1/27(1)	1,475,000	1,256,398
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	1,350,000	774,434
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	725,000	388,100
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	400,000	214,000
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	625,000	340,028
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	325,000	168,849
Bausch Health Cos., Inc., 5.25%, 2/15/31(1)	825,000	424,628
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.50%, 7/31/27(1)	3,986,000	827,145
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/28(1)	3,737,000	298,960
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., 6.125%, 4/1/29(1)	1,650,000	1,250,552
Jazz Securities DAC, 4.375%, 1/15/29(1)	2,300,000	2,050,338
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 10.00%, 4/15/25(1)	2,425,000	2,340,125
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 10.00%, 6/15/29(1)	1,717,205	1,219,215
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	2,275,000	2,021,849
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	2,600,000	2,252,822
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/25(1)	2,425,000	1,701,077
Par Pharmaceutical, Inc., 7.50%, 4/1/27(1)	4,106,000	3,133,494
Prestige Brands, Inc., 5.125%, 1/15/28(1)	800,000	745,331
Prestige Brands, Inc., 3.75%, 4/1/31(1)	1,125,000	934,684
		29,772,290
Professional Services — 0.5%
AMN Healthcare, Inc., 4.625%, 10/1/27(1)	1,275,000	1,171,043
AMN Healthcare, Inc., 4.00%, 4/15/29(1)	3,600,000	3,048,570
ASGN, Inc., 4.625%, 5/15/28(1)	2,875,000	2,495,830
Dun & Bradstreet Corp., 5.00%, 12/15/29(1)	425,000	367,655
Science Applications International Corp., 4.875%, 4/1/28(1)	1,875,000	1,751,222
		8,834,320
Real Estate Management and Development — 1.0%
Cushman & Wakefield US Borrower LLC, 6.75%, 5/15/28(1)	800,000	744,444
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)	500,000	420,065
Forestar Group, Inc., 3.85%, 5/15/26(1)	1,775,000	1,461,513
Forestar Group, Inc., 5.00%, 3/1/28(1)	1,050,000	860,043
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	1,050,000	995,689
Howard Hughes Corp., 5.375%, 8/1/28(1)	2,400,000	2,014,956
Howard Hughes Corp., 4.125%, 2/1/29(1)	1,775,000	1,372,284
Howard Hughes Corp., 4.375%, 2/1/31(1)	1,150,000	853,049
Kennedy-Wilson, Inc., 4.75%, 2/1/30	1,250,000	980,206
Newmark Group, Inc., 6.125%, 11/15/23	1,125,000	1,122,741
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	200,000	192,896
Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	5,460,000	4,149,600
Realogy Group LLC / Realogy Co.-Issuer Corp., 5.25%, 4/15/30(1)	2,175,000	1,615,275
		16,782,761
Road and Rail — 1.3%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	5,013,000	3,885,075
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	250,000	224,125
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	2,625,000	2,181,480
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	1,250,000	1,041,636
Hertz Corp., 4.625%, 12/1/26(1)	275,000	230,241
Hertz Corp., 5.00%, 12/1/29(1)	2,050,000	1,584,045

NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	1,750,000	1,470,753
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29(1)	1,625,000	1,290,088
Uber Technologies, Inc., 7.50%, 5/15/25(1)	2,000,000	1,985,770
Uber Technologies, Inc., 8.00%, 11/1/26(1)	1,650,000	1,646,362
Uber Technologies, Inc., 7.50%, 9/15/27(1)	500,000	485,240
Uber Technologies, Inc., 6.25%, 1/15/28(1)	2,300,000	2,130,191
Uber Technologies, Inc., 4.50%, 8/15/29(1)	2,350,000	1,937,281
United Rentals North America, Inc., 5.25%, 1/15/30	700,000	650,489
XPO Logistics, Inc., 6.25%, 5/1/25(1)	345,000	342,992
		21,085,768
Semiconductors and Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 6.625%, 9/15/27(1)	625,000	592,716
ams-OSRAM AG, 7.00%, 7/31/25(1)	1,350,000	1,289,898
Synaptics, Inc., 4.00%, 6/15/29(1)	1,750,000	1,423,607
		3,306,221
Software — 1.9%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	675,000	647,177
Boxer Parent Co., Inc., 9.125%, 3/1/26(1)	1,200,000	1,122,848
Camelot Finance SA, 4.50%, 11/1/26(1)	2,350,000	2,146,946
Castle US Holding Corp., 9.50%, 2/15/28(1)	2,375,000	2,031,298
Elastic NV, 4.125%, 7/15/29(1)	1,400,000	1,170,456
Fair Isaac Corp., 4.00%, 6/15/28(1)	1,150,000	1,020,838
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl, 4.625%, 5/1/28(1)	1,400,000	1,112,868
LogMeIn, Inc., 5.50%, 9/1/27(1)	3,425,000	2,392,843
NCR Corp., 5.75%, 9/1/27(1)	3,175,000	2,821,829
NCR Corp., 5.00%, 10/1/28(1)	1,350,000	1,146,490
NCR Corp., 5.125%, 4/15/29(1)	3,950,000	3,349,086
NCR Corp., 6.125%, 9/1/29(1)	2,575,000	2,230,409
NCR Corp., 5.25%, 10/1/30(1)	900,000	777,407
Open Text Corp., 3.875%, 2/15/28(1)	1,525,000	1,358,569
Open Text Corp., 3.875%, 12/1/29(1)	2,425,000	2,044,275
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	1,650,000	1,429,832
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	3,275,000	2,716,533
Rocket Software, Inc., 6.50%, 2/15/29(1)	525,000	380,451
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	2,320,000	2,170,824
		32,070,979
Specialty Retail — 3.0%
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(1)	1,075,000	1,048,856
Arko Corp., 5.125%, 11/15/29(1)	875,000	664,026
Asbury Automotive Group, Inc., 4.50%, 3/1/28	745,000	647,319
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)	825,000	682,836
Asbury Automotive Group, Inc., 4.75%, 3/1/30	425,000	349,964
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	825,000	675,659
Bath & Body Works, Inc., 9.375%, 7/1/25(1)	303,000	307,865
Bath & Body Works, Inc., 5.25%, 2/1/28	50,000	42,272
Bath & Body Works, Inc., 7.50%, 6/15/29	543,000	495,190
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	2,325,000	2,014,240
Bath & Body Works, Inc., 6.875%, 11/1/35	895,000	729,846
Bath & Body Works, Inc., 6.75%, 7/1/36	5,425,000	4,349,738
BCPE Ulysses Intermediate, Inc., 7.75% Cash or 8.50% PIK, 4/1/27(1)(4)	1,175,000	724,158
eG Global Finance PLC, 6.75%, 2/7/25(1)	1,900,000	1,794,341

eG Global Finance PLC, 8.50%, 10/30/25(1)	1,000,000	970,155
Ferrellgas LP / Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	2,925,000	2,543,872
Ferrellgas LP / Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	4,250,000	3,456,942
Gap, Inc., 3.625%, 10/1/29(1)	1,150,000	809,652
Gap, Inc., 3.875%, 10/1/31(1)	500,000	349,765
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)	800,000	653,308
LBM Acquisition LLC, 6.25%, 1/15/29(1)	1,975,000	1,274,545
Lithia Motors, Inc., 4.625%, 12/15/27(1)	1,275,000	1,170,852
Lithia Motors, Inc., 3.875%, 6/1/29(1)	3,600,000	3,065,634
LSF9 Atlantis Holdings LLC / Victra Finance Corp., 7.75%, 2/15/26(1)	2,825,000	2,396,508
Michaels Cos., Inc., 5.25%, 5/1/28(1)	425,000	334,894
Michaels Cos., Inc., 7.875%, 5/1/29(1)	325,000	215,153
Murphy Oil USA, Inc., 5.625%, 5/1/27	150,000	147,245
Murphy Oil USA, Inc., 4.75%, 9/15/29	575,000	518,595
Park River Holdings, Inc., 5.625%, 2/1/29(1)	600,000	374,776
Party City Holdings, Inc., 8.75%, 2/15/26(1)	900,000	606,515
PetSmart, Inc. / PetSmart Finance Corp., 4.75%, 2/15/28(1)	2,200,000	1,909,864
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 2/15/29(1)	1,000,000	902,755
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	1,225,000	950,790
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	1,950,000	1,469,740
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 9/30/26(1)	1,350,000	1,099,642
SRS Distribution, Inc., 4.625%, 7/1/28(1)	1,025,000	898,505
Staples, Inc., 7.50%, 4/15/26(1)	2,880,000	2,395,872
Staples, Inc., 10.75%, 4/15/27(1)	2,950,000	1,955,009
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	1,325,000	1,128,860
Superior Plus LP / Superior General Partner, Inc., 4.50%, 3/15/29(1)	1,750,000	1,490,790
Victoria's Secret & Co., 4.625%, 7/15/29(1)	650,000	490,672
White Cap Buyer LLC, 6.875%, 10/15/28(1)	1,350,000	1,081,863
White Cap Parent LLC, 8.25% Cash or 9.00% PIK, 3/15/26(1)(4)	708,000	590,504
		49,779,587
Technology Hardware, Storage and Peripherals — 0.4%
Diebold Nixdorf, Inc., 8.50%, 4/15/24	1,350,000	703,917
Diebold Nixdorf, Inc., 9.375%, 7/15/25(1)	1,525,000	1,068,263
Seagate HDD Cayman, 4.09%, 6/1/29	100,000	86,188
Seagate HDD Cayman, 3.125%, 7/15/29	250,000	196,522
Seagate HDD Cayman, 4.125%, 1/15/31	2,175,000	1,781,869
Seagate HDD Cayman, 3.375%, 7/15/31	1,175,000	915,413
Xerox Holdings Corp., 5.00%, 8/15/25(1)	1,625,000	1,513,939
Xerox Holdings Corp., 5.50%, 8/15/28(1)	1,250,000	1,047,404
		7,313,515
Textiles, Apparel and Luxury Goods — 0.1%
Crocs, Inc., 4.125%, 8/15/31(1)	675,000	478,768
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC, 7.50%, 5/1/25(1)	900,000	644,751
Kontoor Brands, Inc., 4.125%, 11/15/29(1)	1,000,000	795,810
		1,919,329
Thrifts and Mortgage Finance — 1.5%
Enact Holdings, Inc., 6.50%, 8/15/25(1)	2,600,000	2,456,974
Freedom Mortgage Corp., 7.625%, 5/1/26(1)	2,300,000	1,797,087
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	2,475,000	1,837,630
MGIC Investment Corp., 5.25%, 8/15/28	5,555,000	4,984,363
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	675,000	586,400
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	1,875,000	1,506,813
Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30(1)	2,175,000	1,628,564

Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	700,000	536,865
NMI Holdings, Inc., 7.375%, 6/1/25(1)	1,525,000	1,497,222
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	2,225,000	1,639,480
PennyMac Financial Services, Inc., 5.75%, 9/15/31(1)	975,000	728,968
Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25(1)	580,000	522,771
Radian Group, Inc., 4.50%, 10/1/24	950,000	895,393
Radian Group, Inc., 4.875%, 3/15/27	2,879,000	2,584,554
Rocket Mortgage LLC/Rocket Mortgage Co. - Issuer, Inc., 3.875%, 3/1/31(1)	75,000	56,411
United Wholesale Mortgage LLC, 5.75%, 6/15/27(1)	825,000	662,755
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	2,300,000	1,765,227
		25,687,477
Trading Companies and Distributors — 0.6%
Alta Equipment Group, Inc., 5.625%, 4/15/26(1)	875,000	750,790
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	550,000	496,865
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(1)	2,100,000	1,710,932
Fly Leasing Ltd., 7.00%, 10/15/24(1)	1,500,000	1,093,349
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/1/25(1)	1,375,000	1,299,884
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27(1)	1,800,000	1,762,809
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 5/1/28(1)	1,700,000	1,408,058
Foundation Building Materials, Inc., 6.00%, 3/1/29(1)	1,400,000	1,027,670
		9,550,357
Transportation Infrastructure†
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 7/31/29(1)	875,000	701,430
Water Utilities — 0.1%
Solaris Midstream Holdings LLC, 7.625%, 4/1/26(1)	1,500,000	1,421,558
Wireless Telecommunication Services — 1.4%
Digicel Group Holdings Ltd., 5.00% Cash plus 3.00% PIK, 4/1/25(1)	1,349,423	951,857
Digicel Group Holdings Ltd., 8.00% Cash plus 2.00% PIK, 4/1/24	3,954,301	3,856,926
Digicel International Finance Ltd. / Digicel International Holdings Ltd., 8.75%, 5/25/24(1)	145,300	135,351
Sprint Corp., 7.875%, 9/15/23	5,315,000	5,495,710
Sprint Corp., 7.125%, 6/15/24	1,825,000	1,878,564
Sprint Corp., 7.625%, 3/1/26	750,000	791,862
T-Mobile USA, Inc., 2.625%, 4/15/26	1,200,000	1,091,244
T-Mobile USA, Inc., 4.75%, 2/1/28	575,000	558,497
T-Mobile USA, Inc., 2.625%, 2/15/29	1,225,000	1,034,490
T-Mobile USA, Inc., 3.375%, 4/15/29	75,000	65,843
T-Mobile USA, Inc., 2.875%, 2/15/31	1,050,000	873,705
Vmed O2 UK Financing I PLC, 4.25%, 1/31/31(1)	3,150,000	2,540,900
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31(1)	2,800,000	2,268,000
Vodafone Group PLC, VRN, 7.00%, 4/4/79	2,425,000	2,385,970
		23,928,919
TOTAL CORPORATE BONDS (Cost $1,854,900,711)		1,583,796,784
PREFERRED STOCKS — 1.7%
Banks — 0.9%
Bank of America Corp., 5.125%	1,200,000	1,119,810
Bank of America Corp., 5.875%	50,000	43,964
Bank of America Corp., 6.25%	1,650,000	1,607,925
Bank of America Corp., 6.30%	25,000	24,910
Barclays PLC, 6.125%	600,000	557,836
Barclays PLC, 7.75%	1,150,000	1,132,750
Barclays PLC, 8.00%	1,820,000	1,792,700
Citigroup, Inc., 4.00%	1,050,000	910,875
Citigroup, Inc., 4.70%	2,525,000	2,057,875
Citigroup, Inc., 5.90%	425,000	417,464

Citigroup, Inc., 5.95%	375,000	368,363
Citigroup, Inc., 6.25%	1,100,000	1,075,123
JPMorgan Chase & Co., 4.60%	2,050,000	1,736,393
JPMorgan Chase & Co., 4.71%	775,000	735,862
JPMorgan Chase & Co., 5.60%	200,000	187,750
JPMorgan Chase & Co., 6.10%	125,000	116,803
JPMorgan Chase & Co., 6.125%	1,025,000	976,384
JPMorgan Chase & Co., 6.75%	31,000	31,226
JPMorgan Chase & Co., Series R, 6.00%	720,000	676,778
NatWest Group PLC, 8.00%	950,000	942,381
		16,513,172
Capital Markets — 0.2%
Credit Suisse Group AG, 5.10%(1)	600,000	437,676
Credit Suisse Group AG, 6.25%(1)	1,040,000	949,978
Goldman Sachs Group, Inc., 4.95%	2,150,000	1,941,085
		3,328,739
Consumer Finance — 0.1%
Ally Financial, Inc., 4.70%	1,150,000	915,561
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., 7.00%(1)	1,950,000	1,773,515
Oil, Gas and Consumable Fuels — 0.4%
Energy Transfer LP, 6.25%	600,000	450,507
Global Partners LP, 9.50%	64,657	1,635,822
Gulfport Energy Corp., 10.00% Cash or 15.00% PIK, 10.00%(4)	113	788,175
Nine Point Energy Holdings, Inc. (Acquired 3/28/17 Cost $18,000)(3)(7)	18	—
Plains All American Pipeline LP, 6.125%	5,075,000	3,654,000
		6,528,504
TOTAL PREFERRED STOCKS (Cost $31,237,917)		29,059,491
BANK LOAN OBLIGATIONS(8) — 1.0%
Airlines — 0.1%
United Airlines, Inc., 2021 Term Loan B, 5.39%, (1-month LIBOR plus 3.75%), 4/21/28	1,308,438	1,221,760
Auto Components†
Clarios Global LP, 2021 USD Term Loan B, 4.92%, (1-month LIBOR plus 3.25%), 4/30/26	333,189	311,948
Chemicals — 0.1%
Consolidated Energy Finance, S.A., Term Loan B, 2.96%, (6-month LIBOR plus 2.50%), 5/7/25	1,057,464	988,729
Containers and Packaging†
BWAY Holding Company, 2017 Term Loan B, 3.33%, (1-week LIBOR plus 3.25%), 4/3/24	212,386	200,395
Diversified Telecommunication Services — 0.1%
Consolidated Communications, Inc., 2021 Term Loan B, 5.19%, (1-month LIBOR plus 3.50%), 10/2/27	1,925,000	1,714,858
Windstream Services, LLC, 2020 Exit Term Loan B, 7.92%, (1-month LIBOR plus 6.25%), 9/21/27	49,237	46,258
		1,761,116
Energy Equipment and Services — 0.1%
ChampionX Corporation, 2022 Term Loan B1, 4.49%, (1-month SOFR CME plus 3.25%), 6/7/29	1,589,966	1,572,079
Parker Drilling Co, 2nd Lien PIK Term Loan, 11.00% Cash plus 2.00% PIK, 3/26/24	217,921	216,831
		1,788,910
Entertainment†
Allen Media, LLC, 2021 Term Loan B, 7.70%, (3-month LIBOR plus 5.50%), 2/10/27	847,597	759,341
Health Care Equipment and Supplies — 0.1%
Avantor Funding, Inc., 2021 Term Loan B5, 3.92%, (1-month LIBOR plus 2.25%), 11/8/27	1,160,581	1,118,875
Embecta Corp, Term Loan B, 5.05%, (3-month SOFR CME plus 3.00%), 3/30/29	123,913	117,408
		1,236,283
Hotels, Restaurants and Leisure — 0.2%
1011778 B.C. Unlimited Liability Company, Term Loan B4, 3.42%, (1-month LIBOR plus 1.75%), 11/19/26	309,718	296,555
Scientific Games Holdings LP, 2022 USD Term Loan B, 4.18%, (3-month SOFR plus 3.50%), 4/4/29	1,950,000	1,810,653

UFC Holdings, LLC, 2021 Term Loan B, 3.50%, (6-month LIBOR plus 2.75%), 4/29/26	760,973	711,129
		2,818,337
Insurance†
Asurion LLC, 2018 Term Loan B6, 4.79%, (1-month LIBOR plus 3.13%), 11/3/23	38,424	37,027
Asurion LLC, 2020 Term Loan B8, 4.92%, (1-month LIBOR plus 3.25%), 12/23/26	53,610	48,752
Hub International Limited, 2018 Term Loan B, 4.21%, (3-month LIBOR plus 3.00%), 4/25/25	222,410	211,150
		296,929
Media — 0.1%
Diamond Sports Group, LLC, 2022 2nd Lien Term Loan, 4.43%, (1-month SOFR plus 3.25%), 8/24/26	607,883	147,916
DirecTV Financing, LLC, Term Loan, 6.67%, (1-month LIBOR plus 5.00%), 8/2/27	635,418	586,838
Univision Communications Inc., 2022 First Lien Term Loan B, 6.25%, (3-month SOFR CME plus 4.25%), 6/8/29	75,000	71,687
		806,441
Oil, Gas and Consumable Fuels — 0.2%
Ascent Resources - Utica, 2020 Fixed 2nd Lien Term Loan, 10.02%, (3-month LIBOR plus 9.00%), 11/1/25	2,381,000	2,507,979
CITGO Holding Inc., 2019 Term Loan B, 8.67%, (1-month LIBOR plus 7.00%), 8/1/23	795,323	786,789
		3,294,768
Road and Rail†
PODS, LLC, 2021 Term Loan B, 3.75%, (3-month LIBOR plus 3.00%), 3/31/28	497	468
Specialty Retail†
Staples, Inc., 7 Year Term Loan, 6.29%, (3-month LIBOR plus 5.00%), 4/16/26	916,351	801,170
TOTAL BANK LOAN OBLIGATIONS (Cost $17,530,269)		16,286,595
COMMON STOCKS — 0.5%
Auto Components†
Exide Technologies(3)	3,465	35
Building Products†
Hardwood Holdings, Inc. (Acquired 4/27/21, Cost $12,630)(3)(7)	1,684	143,140
Diversified Telecommunication Services — 0.1%
Colt, Class B (Acquired 5/18/16, Cost $338)(3)(7)	676	—
Intelsat Emergence SA(3)	32,303	981,204
		981,204
Electrical Equipment†
Exide Technologies (Acquired 5/14/15, Cost $—)(3)(7)	162	1
Energy Equipment and Services — 0.2%
Diamond Offshore Drilling, Inc.(3)	91,573	539,365
Noble Corp.(3)	1,938	49,128
Parker Drilling Co.(3)	11,530	66,298
Superior Energy Services (Acquired 2/16/21, Cost $1,781,815)(3)(7)	31,903	1,970,010
		2,624,801
Gas Utilities†
Ferrellgas Partners LP, Class B	364	72,800
Machinery†
UC Holdings, Inc. (Acquired 9/21/15 - 9/30/15, Cost $103,222)(3)(7)	4,088	37,814
Media†
Cumulus Media, Inc., Class A(3)	1	8
iHeartMedia, Inc., Class A(3)	342	2,698
		2,706
Metals and Mining†
Petra Diamonds Ltd.(3)	108,200	117,882
Oil, Gas and Consumable Fuels — 0.1%
Bruin Blocker LLC (Acquired 7/23/18 - 9/19/19, Cost $29,473)(3)(7)	1,651	1,420
Chaparral Energy, Inc. (Acquired 6/26/18 - 8/13/20, Cost $1,228,047)(3)(7)	11,745	833,895
Gulfport Energy Corp.(3)	7,548	600,142
Nine Point Energy (Acquired 6/19/17 - 4/4/18, Cost $12,544)(3)(7)	1,082	—
Sabine Oil & Gas Holdings, Inc. (Acquired 5/30/17, Cost $578)(7)	13	182

Summit Midstream Partners LP(3)	45,521	579,482
Warren Resources, Inc. (Acquired 10/19/16, Cost $4,800)(3)(7)	960	—
		2,015,121
Pharmaceuticals — 0.1%
Mallinckrodt PLC(3)	60,312	1,497,847
TOTAL COMMON STOCKS (Cost $10,829,716)		7,493,351
WARRANTS — 0.1%
Diversified Telecommunication Services†
Intelsat Emergence SA(3)	6	18
Hotels, Restaurants and Leisure†
CWT Travel Holdings, Inc.(3)	7,905	17,944
CWT Travel Holdings, Inc.(3)	8,321	25,213
		43,157
Independent Power and Renewable Electricity Producers†
Vistra Corp.(3)	1,215	328
Oil, Gas and Consumable Fuels — 0.1%
Athabasca Oil Corp.(3)	4,050	1,283,485
California Resources Corp.(3)	66	678
Denbury, Inc.(3)	8,187	313,153
		1,597,316
TOTAL WARRANTS (Cost $2,454,786)		1,640,819
CONVERTIBLE BONDS†
Banks†
Barclays Bank PLC, 7.625%, 11/21/22	215,000	217,159
Wireless Telecommunication Services†
Digicel Group Holdings Ltd., 7.00% PIK(1)(5)	171,674	80,258
TOTAL CONVERTIBLE BONDS (Cost $250,015)		297,417
ESCROW INTERESTS(9)†
Diversified Financial Services†
Denver Parent, Escrow(3)	63,341	—
Diversified Telecommunication Services†
Intelsat Jackson Holdings SA(3)	400,000	40
Intelsat Jackson Holdings SA(3)	2,950,000	295
		335
Electric Utilities†
GenOn Energy(3)	450,000	—
GenOn Energy, Inc.(3)	75,000	—
Hertz Corp.(3)	1,075,000	69,875
		69,875
Oil, Gas and Consumable Fuels†
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.(3)	950,000	5,700
Gulfport Energy Operating Corp.(3)	1,020,000	5,151
Gulfport Energy Operating Corp.(3)	1,402,000	7,080
Gulfport Energy Operating Corp.(3)	800,000	4,040
Sanchez Energy Corp.(3)	3,990,000	59,850
Sanchez Energy Corp.(3)	2,475,000	37,125
		118,946

Paper and Forest Products†
Appvion, Inc., Escrow(3)	200,000	—

Thrifts and Mortgage Finance†
Washington Mutual Bank, Escrow(3)	250,000	3,125
TOTAL ESCROW INTERESTS (Cost $5,750,845)		192,281
RIGHTS†
Diversified Telecommunication Services†
Intelsat Jackson Holdings SA(3)	3,381	18,173
Intelsat Jackson Holdings SA(3)	3,381	16,905
		35,078
Independent Power and Renewable Electricity Producers†
Vistra Energy Corp.	3,425	4,452
TOTAL RIGHTS (Cost $—)		39,530
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $2,300,600)	2,300,600	2,300,600
TOTAL INVESTMENT SECURITIES — 97.7% (Cost $1,925,254,859)		1,641,106,868
OTHER ASSETS AND LIABILITIES — 2.3%		38,655,354
TOTAL NET ASSETS — 100.0%		$1,679,762,222

NOTES TO SCHEDULE OF INVESTMENTS
CME	-	Chicago Mercantile Exchange
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,187,222,397, which represented 70.7% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)The security's rate was paid in cash at the last payment date.
(5)Perpetual maturity with no stated maturity date.
(6)The security's rate was paid in kind or a combination of cash and in kind at the last payment date.
(7)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $2,986,462, which represented 0.2% of total net assets.
(8)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(9)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	1,583,796,784	—
Preferred Stocks	1,635,822	27,423,669	—
Bank Loan Obligations	—	16,286,595	—
Common Stocks	7,375,469	117,882	—
Warrants	1,640,819	—	—
Convertible Bonds	—	297,417	—
Escrow Interests	—	192,281	—
Rights	35,078	4,452	—
Short-Term Investments	2,300,600	—	—
	12,987,788	1,628,119,080	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.